OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
OTHER NON-CURRENT ASSETS
Schedule of other non-current assets

	2020	2021
Prepaid frequency license fees - net of current portion (Note 34c.i)	1,237	1,572
Prepaid other taxes - net of current portion (Note 29b)	1,431	1,224
Advances for purchases of property and equipment	404	868
Prepaid income taxes - net of current portion (Note 29a)	738	865
Prepaid expense	498	454
Security deposits	168	102
Others (each below Rp75 billion)	358	446
Total	4,834	5,531